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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/2007

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marshall & Ilsley Trust Company N.A.
          (formerly known as M&I National Trust Company and successor to Marshall & Ilsley Trust Company,
          13F file no. 28-273; Marshall & Ilsley Trust Company of Florida, 13F file no. 28-4318; and Marshall & Ilsley Trust Company of Arizona,
          SEC file no. 28-4316)

Address:               111 East Kilbourn Avenue
                       Milwaukee, WI 53202

Form 13F File Number: 28-7680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey O. Himstreet
Title:     Vice President, Chief Legal Officer and Secretary
Phone:     414-287-7016

Signature, Place, and Date of Signing:

  /s/Jeffrey O. Himstreet             Millwaukee, WI        8/10/07
______________________________      __________________    ____________

       [Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                     Name
      ____________________       _________________________________

              28-272              Marshall & Ilsley Corporation